COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 19, 2019 USD ($)	Dec. 31, 2018 USD ($) item	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Jazz [Member]
Operating Leased Assets [Line Items]
Rent expenses		$ 2,800	$ 2,800	$ 2,800
Future minimum payments of non-cancelable operating building leases
2019		2,800
2020		2,400
2021		2,400
2022		2,400
2023		2,400
Thereafter		$ 2,400
TPSCo [Member]
Operating Leased Assets [Line Items]
Lease term		5 years	5 years
Future minimum payments of non-cancelable operating building leases
2019		$ 3,600
Outstanding capital lease liability		47,195	$ 15,854
Outstanding capital lease liability, current		$ 10,814	3,032
Annual interest rate on lease		1.85%
Future minimum lease payments under capital leases
2019		$ 10,814
2020		10,783
2021		12,537
2022		6,492
2023		$ 6,569
Percentage of lease agreement on machinery and equipment		40.00%
TPSCo [Member] | Machinery and Equipment [Member]
Future minimum lease payments under capital leases
Capital lease term		3 years
Tacoma [Member]
Future minimum lease payments under capital leases
Cash received for technological license and consultation			$ 18,000
Percentage of capacity allocation		50.00%
Capacity allocation per month | item		40,000
Tacoma [Member] | Subsequent Event [Member]
Future minimum lease payments under capital leases
Cash received for technological license and consultation	$ 9,000